Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable and other	$ 331,009	$ 28,397
Australian Overriding Royalty Interests
Accounts receivable and other	19,882	28,397	28,922
Other Major Oil Company
Accounts receivable and other	$ 311,127